Plan Description	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
Plan Description

1. Plan Description
The following description of the Verizon Savings and Security Plan for New York and New England Associates (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description and Plan Document for a complete description of the Plan’s provisions. The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
Eligibility
The Plan provides eligible employees, as defined by the Plan Document, of Verizon Communications Inc. (“Verizon” or “Plan Sponsor”) and certain of its subsidiaries (“Participating Affiliates”) with a convenient way to save for both short-term and long-term needs.
Covered employees are eligible to make before-tax, after-tax or Roth 401(k) contributions or a combination of all three contributions to the Plan and to receive employer-matching contributions upon completion of enrollment in the Plan as soon as practicable following the date of hire. Covered employees in certain bargaining groups who are not eligible to earn pension benefits and who are employed by Verizon or its Participating Affiliates on the last day of the year in a position subject to a collective bargaining agreement, may receive employer annual discretionary awards (“profit sharing contributions”) under the Plan.
An individual’s active participation in the Plan shall terminate when the individual ceases to be an eligible employee; however, the individual shall remain a participant until the entire account balance under the Plan has been distributed or forfeited.
Participant Accounts
Each participant account is credited with the participant’s contributions, rollovers, employer-matching contributions, profit sharing contributions, and allocations of Plan income. Allocations of Plan income are based on participant account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are always vested in the value of their contributions and earnings thereon. A participant shall be fully vested in the employer-matching and profit sharing contributions allocated to his or her account or Employee Stock Ownership Plan (“ESOP”) account and any income thereon upon completing three years of vesting service or upon death, disability, retirement from Verizon or its Participating Affiliates, attainment of normal retirement age, permanent layoff (subject to the terms of the applicable collective bargaining agreement), temporary layoff that continues for twelve months, involuntary separation that qualifies for benefits under a separation incentive program, transfer to salaried employee status that continues for twelve months, or a qualifying transfer to Bellcore (as defined in the Plan Document). Vesting shall also occur if a participant is hired by an entity subject to the Mandatory Portability Agreement (as defined in the Plan Document) within thirty days after terminating from Verizon.
Forfeitures
Forfeited balances of terminated participants' non-vested accounts are used to reduce future employer-matching and profit sharing contributions. Forfeitures used to reduce employer-matching contributions totaled $417,178 for the year ended December 31, 2025. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $86,789 and $23,186 , respectively.
Contributions
The Plan is funded by employee contributions up to a maximum of 25% of eligible compensation, by profit sharing contributions, and subject to applicable collective bargaining agreements, by employer-matching contributions equal to a percentage of the initial 6% of eligible compensation that the participant contributes to the Plan. The matching contribution percentage is specified by the Plan or the participant’s collective bargaining agreement, as applicable, and different percentages may apply to participants in certain bargaining groups who are not eligible to earn pension benefits. The qualified default investment alternative designated by the Plan administrator is the Target Fund that corresponds most closely to the year the participant will turn age 65. Employees attaining the age of 50 or older can elect to make additional catch-up contributions to the Plan. Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.
Participant contributions may be made on a before-tax, after-tax or Roth 401(k) basis or a combination of all three. Participants direct their contributions into various investment options offered by the Plan.
Employer-matching contributions and profit sharing contributions made in cash are invested in the same investment options as the participant’s contributions. Profit sharing contributions may also be provided in Verizon shares, as determined by Verizon. The Verizon shares are held by the Plan in a unitized fund, which means participants do not actually own shares of Verizon common stock but rather own an interest in the fund. There was no profit sharing contribution made for 2025.
Notes Receivable from Participants
The Plan includes a loan provision authorizing participants to borrow an aggregate amount generally not exceeding the lesser of (1) $50,000 or (2) 50% of their vested account balance in the Plan, subject to certain limitations. Loans are generally repaid by payroll deductions. The general term of repayment for loans is a minimum of six months and a maximum of five years (and generally fifteen years for a loan to purchase a principal residence). For loans up to five years, each new loan will bear interest at a rate based upon the prime rate as of the last business day of the calendar month immediately preceding the date the loan is made. Loans for a period of longer than five years shall bear interest at prime rate plus one percentage point. Interest rates for loans outstanding at December 31, 2025 and 2024 were between 3.25% to 10.50%.
Payment of Benefits

Benefits are payable in a lump sum cash payment or a retired participant can elect, once per year, to take a partial withdrawal. A participant can also elect one of the following optional forms of benefit payment: (1) payment in Verizon shares for investments in the Verizon Company Stock Fund, with the balance in cash; (2) in annual installments in cash of approximately equal amounts to be paid out for a period of 2 to 20 years, as selected by the participant; (3) in monthly or annual installments over a period equal to the life expectancy of the participant; or (4) for those participants eligible to receive their distribution in installments as described in (2) and (3) above, a pro rata portion of each installment payment in Verizon shares for investments in the Verizon Company Stock Fund, with the balance of each installment in cash.
Administrative Expenses
Plan administrative expenses may include legal, accounting, trustee, recordkeeping, and other administrative fees and expenses associated with maintaining the Plan. The cost of administering the Plan is paid by Verizon, but those fees may be reduced by credits provided by the Plan trustee/record keeper for the net float income it earns with respect to the Plan. The Plan does not charge any other administrative expenses directly to participant accounts other than fees for overnight delivery of distribution, loan, or withdrawal checks.
Master Trust
The Plan holds an interest in the net assets of the Verizon Master Savings Trust (“Master Trust”).
Fidelity Management Trust Company (“Fidelity”) has been designated as the trustee and record keeper of the Master Trust and is responsible for the control and disbursement of the funds and portfolios of the Plan. Fidelity is also responsible for the investment and reinvestment of the funds and portfolios of the Plan, except to the extent that it is directed by Verizon Investment Management Corp. (“VIMCO”) or by third-party investment managers appointed by VIMCO.
Plan Modification and Plan Termination
The Board of Directors of Verizon may modify, alter, amend, terminate or partially terminate the Plan at any time, subject to collective bargaining requirements. The Verizon Employee Benefits Committee may also make amendments to the Plan that do not materially alter the cost to the Participating Affiliates of providing benefits under the Plan. The chief legal counsel to the Committee may amend the Plan for changes required by the I IRS in connection with a determination letter or voluntary compliance application. No amendment may permit any of the assets held pursuant to the Plan to be used for any purpose other than for the exclusive benefit of Plan participants and their beneficiaries or for paying reasonable expenses of administering the Plan. In the event the Plan terminates, participants will become fully vested in their accounts.